Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Earnings before income taxes	CAD 858	CAD 1,063
Combined Canadian federal and provincial statutory income tax rate	28.00%	27.50%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory income tax rate applied to earnings before income taxes	CAD 240	CAD 292
Difference between Canadian statutory income tax rate and rates applicable to foreign subsidiaries	(28)	(7)
Difference in Canadian provincial statutory income tax rates applicable to subsidiaries in different Canadian jurisdictions	(4)	(4)
Items capitalized for accounting purposes but expensed for income tax purposes	(40)	(39)
Difference between gain on sale of assets for accounting and amounts calculated for tax purposes	0	(18)
Change in tax rates and legislation	(6)	13
Difference between capital cost allowance and amounts claimed for accounting purposes	(25)	(15)
Other	8	1
Income Tax Expense (Benefit)	CAD 145	CAD 223
Effective tax rate	16.90%	21.00%